As filed with the Securities and Exchange Commission on February 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

TCM Small Cap Growth Fund
Schedule of Investments at December 31, 2004 (Unaudited)

Shares		Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 5.8%
43,503	Argon St, Inc. (a)	$1,542,181
38,071	MTC Technologies, Inc. (a)	1,278,043
59,103	SI International, Inc. (a)	1,818,008
49,807	United Defense Industries, Inc. (a)	2,353,381
		6,991,613
Air Freight & Logistics - 0.7%
12,460	UTI Worldwide, Inc. (b)	847,529
Auto Components - 0.9%
52,308	LKQ Corp. (a)	1,049,822
Biotechnology - 2.0%
44,083	Digene Corp. (a)	1,152,770
24,213	Martek Biosciences Corp. (a)	1,239,706
		2,392,476
Capital Markets - 3.6%
38,456	Affiliated Managers Group, Inc. (a)	2,605,009
159,486	Knight Trading Group, Inc. (a)	1,746,372
		4,351,381
Chemicals - 1.0%
44,940	Airgas, Inc.	1,191,359
Commercial Services & Supplies - 3.6%
42,253	Bowne & Co, Inc.	687,034
60,469	Education Management Corp. (a)	1,996,082
19,569	Resources Connection, Inc. (a)	1,062,792
8,611	The Corporate Executive Board Co.	576,420
		4,322,328
Communications Equipment - 4.9%
59,972	Adtran, Inc.	1,147,864
63,283	Andrew Corp. (a)	862,547
22,549	Avocent Corp. (a)	913,685
87,495	Packeteer, Inc. (a)	1,264,303
48,909	Polycom, Inc. (a)	1,140,558
82,698	Remec, Inc. (a)	596,253
		5,925,210
Computers & Peripherals - 1.0%
50,528	UNOVA, Inc. (a)	1,277,853
Construction & Engineering - 2.6%
40,863	Dycom Industries, Inc. (a)	1,247,139
58,461	URS Corp. (a)	1,876,598
		3,123,737
Electrical Equipment - 0.9%
17,163	Roper Industries, Inc.	1,042,996
Electronic Equipment & Instruments - 6.4%
87,872	Amphenol Corp. (a)	3,228,417
36,486	Benchmark Electronics, Inc. (a)	1,244,173
93,336	Kemet Corp. (a)	835,357
38,691	Radisys Corp. (a)	756,409
76,734	Spatialight, Inc. (a)	686,770
31,377	Trimble Navigation Ltd. (a)	1,036,696
		7,787,822
Energy Equipment & Services - 8.4%
38,731	Core Laboratories NV (a)(b)	904,369
40,053	Gulfmark Offshore, Inc. (a)	891,980
108,767	Hornbeck Offshore Services, Inc. (a)	2,099,203
52,127	National-Oilwell, Inc. (a)	1,839,562
20,685	NS Group, Inc. (a)	575,043
14,022	Precision Drilling Corp. (a)(b)	880,582
29,251	Rowan Cos, Inc. (a)	757,601
67,010	Veritas DGC, Inc. (a)	1,501,694
29,163	Willbros Group, Inc. (a)(b)	672,207
		10,122,241
Health Care Equipment & Supplies - 2.0%
48,272	Arthrocare Corp. (a)	1,547,600
53,401	Schick Technologies, Inc. (a)	841,066
		2,388,666
Health Care Providers & Services - 10.0%
21,448	Cerner Corp. (a)	1,140,390
14,329	Chemed Corp.	961,619
64,292	DaVita, Inc. (a)	2,541,463
17,877	Henry Schein, Inc. (a)	1,244,954
17,530	IDX Systems Corp. (a)	604,084
42,753	Kindred Healthcare, Inc. (a)	1,280,452
33,354	Renal Care Group, Inc. (a)	1,200,411
62,949	Symbion, Inc. (a)	1,389,914
21,461	United Surgical Partners International, Inc. (a)	894,924
56,425	US Physical Therapy, Inc. (a)	870,074
		12,128,285
Hotels Restaurants & Leisure - 1.1%
60,484	Intrawest Corp. (b)	1,390,527
Household Durables - 0.8%
46,863	Tempur-Pedic International, Inc. (a)	993,496
Insurance - 1.1%
32,949	ProAssurance Corp. (a)	1,288,635
Internet & Catalog Retail - 1.0%
56,783	Insight Enterprises, Inc. (a)	1,165,187
Internet Software & Services - 1.7%
88,094	eCollege.com, Inc. (a)	1,000,748
60,880	FindWhat.com (a)	1,079,402
		2,080,150
IT Services - 3.9%
35,972	Anteon International Corp. (a)	1,505,788
16,179	CACI International, Inc. - Class A (a)	1,102,275
18,536	Global Payments, Inc.	1,085,097
83,326	MPS Group, Inc. (a)	1,021,577
		4,714,737
Leisure Equipment & Products - 2.1%
54,194	K2, Inc. (a)	860,601
69,174	Nautilus Group, Inc.	1,671,935
		2,532,536
Machinery - 6.8%
33,437	Bucyrus International, Inc. - Class A	1,358,880
42,776	IDEX Corp.	1,732,428
40,763	Joy Global, Inc.	1,770,337
30,025	Kennametal, Inc.	1,494,344
85,480	Westinghouse Air Brake Technologies Corp.	1,822,434
		8,178,423
Media - 1.1%
19,593	Getty Images, Inc. (a)	1,348,978
Metals & Mining - 4.2%
41,523	Arch Coal, Inc.	1,475,727
20,287	Massey Energy Co.	709,031
89,277	Metal Management, Inc.	2,398,873
13,415	Steel Dynamics, Inc.	508,160
		5,091,791
Oil & Gas - 0.7%
40,093	Range Resources Corp.	820,303
Pharmaceuticals - 0.8%
42,660	Connetics Corp. (a)	1,036,211
Prepackaged Software - 1.0%
187,037	Webzen, Inc. ADR (a)	1,213,683
Road & Rail - 1.2%
24,876	Overnite Corp.	926,382
23,315	SCS Transportation, Inc. (a)	544,872
		1,471,254
Semiconductor & Semiconductor Equipment - 3.4%
84,880	Cascade Microtech, Inc. (a)	1,139,090
34,733	International Rectifier Corp. (a)	1,548,050
42,660	Sigmatel, Inc. (a)	1,515,710
		4,202,850
Semiconductors And Related Devices - 2.5%
16,130	Cambridge Display Tech, Inc. (a)	183,560
96,314	Monolithic Pwr Sys, Inc. (a)	895,720
102,574	Virage Logic Corp. (a)	1,904,799
		2,984,079
Software - 6.6%
97,022	Agile Software Corp. (a)	792,670
37,514	Altiris, Inc. (a)	1,329,121
80,177	Epicor Software Corp. (a)	1,129,694
50,994	Macromedia, Inc. (a)	1,586,933
162,213	Parametric Technology Corp. (a)	955,435
54,031	Salesforce.com, Inc. (a)	915,285
91,790	Wind River Systems, Inc. (a)	1,243,754
		7,952,892
Specialty Retail - 4.0%
36,323	Cost Plus, Inc. (a)	1,167,058
27,032	Pacific Sunwear Of California (a)	601,732
44,027	Petco Animal Supplies, Inc. (a)	1,738,186
71,310	Select Comfort Corp. (a)	1,279,302
		4,786,278
Testing Laboratories - 0.6%
114,629	ASE Test Ltd (a)(b)	774,892

TOTAL COMMON STOCKS (Cost $109,616,460)		$118,970,220

SHORT TERM INVESTMENTS - 3.0%
3,362,459	SEI Daily Income Trust Government Fund	$3,362,459
277,200	SEI Daily Income Trust Treasury Fund	277,200
		3,639,659

TOTAL SHORT TERM INVESTMENTS (Cost $3,639,659)		$3,639,659
TOTAL INVESTMENTS IN SECURITIES
(Cost $113,256,119) - 101.4%		$122,609,879
Liabilities in Excess of Other Assets - (1.4)%		(1,739,443)
TOTAL NET ASSETS - 100.0%		$120,870,436

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Denominated

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*/s/ Robert M. Slotky_______________
               Robert M. Slotky, President

Date  February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                 Robert M. Slotky, President

Date February 24, 2005

By (Signature and Title)*/s/ Eric W. Falkies____________________
               Eric W. Falkeis, Treasurer

Date February 24, 2005

* Print the name and title of each signing officer under his or her signature.